Document and Entity Information	Nov. 09, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Navitas Semiconductor Corp
Amendment Flag	true
Entity Central Index Key	0001821769
Document Type	8-K/A
Document Period End Date	Nov. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39755
Entity Tax Identification Number	85-2560226
Entity Address, Address Line One	22 Fitzwilliam Square South
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 FH68
City Area Code	(844)
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 9, 2021, Navitas Semiconductor Corporation (f/k/a Live Oak Acquisition Corp. II (“LOKB”)) (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) (the “Original Current Report”) to report its financial results for the third quarter ended September 30, 2021 of its wholly owned subsidiary Navitas Semiconductor Limited, a private company limited by shares organized under the laws of Ireland (“Navitas Ireland”) with a dual existence as a domesticated limited liability company in the State of Delaware as Navitas Semiconductor Ireland, LLC (“Navitas Delaware”, and together with Navitas Ireland, “Legacy Navitas”), including its consolidated subsidiaries. A copy of the press release announcing such results was attached to the Original Current Report as Exhibit 99.1 (the “Original Press Release”) and incorporated by reference therein. The preliminary unaudited results included in the Original Press Release reflected operating expenses which included acquisition-related expenses of $2.3 million and stock-based compensation expense of $0.4 million for the three months ended September 30, 2021 which will be recognized only in the three months ended December 31, 2021. Accordingly, actual operating expenses and net loss for the three months ended September 30, 2021 are each $2.37 million lower than the preliminary figures included in the Original Press Release. The Company is filing this Amended Current Report on Form 8-K/A (the “Amended Current Report”) to amend and restate Item 2.02 and to correct the disclosures made in Exhibit 99.1 to the Original Current Report. Except as amended by this Amended Current Report, all information set forth in the Original Current Report and corresponding exhibits remains unchanged.
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Warrants To Receive One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to receive one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NVTSW
Security Exchange Name	NASDAQ